UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS SMALLCAP STOCK INDEX FUND
Statement of Investments
1/31/2005 (Unaudited)	Shares	Value ($)

Common Stocks--99.3%

Consumer Cyclical--16.4%
Action Performance Cos.	13,500	141,750
Advanced Marketing Services	15,100	139,675
Albany International, Cl. A	34,300	1,171,345
Angelica	13,400	383,776
Applica	22,500 a	121,500
Arctic Cat	26,400	669,240
Argosy Gaming	35,300 a	1,630,507
Ashworth	12,400 a	139,748
Aztar	37,200 a	1,198,956
Bally Total Fitness Holdings	25,200 a,b	100,044
Bassett Furniture	14,500	273,325
Brown Shoe	24,000	695,040
Burlington Coat Factory Warehouse	49,000	1,264,690
CEC Entertainment	42,925 a	1,680,084
CPI	8,100	117,936
Casey's General Stores	59,900	1,055,438
Cato, Cl. A	27,400	832,960
Children's Place Retail Stores	26,800 a	1,016,792
Christopher & Banks	36,975	657,046
Coachmen Industries	12,500	187,125
Cost Plus	20,100 a	527,223
Department 56	22,100 a	355,368
Dress Barn	31,200 a	597,168
Electronics Boutique Holdings	27,300 a	957,957
Enesco Group	7,300 a	54,604
Ethan Allen Interiors	41,900	1,476,556
Fedders	13,670	44,017
Fleetwood Enterprises	53,300 a	467,974
Fossil	76,325 a	2,129,468
Fred's	35,800	589,626
Frontier Airlines	32,700 a	277,296
GameStop, Cl. B	57,300 a	1,111,620
Genesco	25,000 a	723,500
Goody's Family Clothing	37,600	350,056
Great Atlantic & Pacific	36,200 a	327,972
Group 1 Automotive	24,700 a	722,969
Guitar Center	30,300 a	1,734,675
Gymboree	29,000 a	373,520
Haggar	7,200	158,328
Hancock Fabrics	15,800	141,884
Haverty Furniture	26,900	481,510
Hibbett Sporting Goods	31,600 a	815,280
Hot Topic	48,300 a,b	936,054
IHOP	23,100	996,303
Insight Enterprises	47,800 a	924,930

Interface, Cl. A	44,300	a	417,749
J. Jill Group	23,700	a	342,702
JAKKS Pacific	34,000	a,b	741,880
Jack in the Box	42,700	a	1,476,566
Jo-Ann Stores	29,060	a	796,534
K-Swiss	42,000		1,270,500
K2	48,000	a	674,880
Kellwood	33,300		963,702
La-Z Boy	55,400		772,276
Landry's Restaurants	30,000		846,000
Linens 'n Things	47,600	a	1,232,840
Lone Star Steakhouse & Saloon	27,600		759,000
Longs Drug Stores	40,000		1,050,400
Marcus	37,100		924,532
Men's Wearhouse	41,200	a	1,370,724
Mesa Air Group	44,200	a,b	325,754
Midas	20,300	a	406,812
Monaco Coach	35,650		659,882
Movie Gallery	41,800		875,710
Multimedia Games	28,300	a,b	249,323
NBTY	78,000	a	2,135,640
National Presto Industries	7,300		315,360
Nautilus Group	42,100		881,153
O'Charleys	24,000	a	442,440
OshKosh B'Gosh	14,800	b	287,860
Oshkosh Truck	40,900		3,001,651
Oxford Industries	18,000		669,240
P.F. Chang's China Bistro	28,700	a,b	1,595,433
Panera Bread, Cl. A	32,400	a,b	1,652,400
Papa John's International	18,100	a	582,277
Pep Boys-Manny, Moe & Jack	61,200		1,053,864
Phillips-Van Heusen	32,800		892,488
Pinnacle Entertainment	36,800	a	664,240
Polaris Industries	49,800		3,361,500
Quiksilver	64,300	a	1,920,641
RARE Hospitality International	36,650	a	1,154,475
Russ Berrie & Co.	23,600		553,656
Russell	35,300		635,400
Ryan's Restaurant Group	48,800	a	670,512
SCP Pool	59,530		1,769,232
School Specialty	27,000	a	1,050,030
Select Comfort	42,500	a	831,725
ShopKo Stores	30,800	a	555,324
Shuffle Master	39,473	a,b	1,149,454
SkyWest	61,100		1,052,142
Sonic	69,255	a	2,205,079
Sonic Automotive	49,400		1,153,984
Stage Stores	21,500	a	849,895
Standard Motor Products	24,700		314,925
Steak n Shake	30,678	a	604,663
Stein Mart	53,800	a	1,061,474
Stride Rite	43,800		536,112

Sturm Ruger	29,400	252,546
Superior Industries International	25,200 b	634,284
TBC	21,400 a	546,556
Too	40,200 a	1,091,832
Toro	27,000	2,247,750
Tractor Supply	41,000 a	1,467,800
Triarc, Cl. B	68,000	1,003,000
WMS Industries	30,500 a,b	955,870
Wabash National	35,200 a	893,376
Winnebago Industries	39,900	1,376,151
Wolverine World Wide	46,600	1,464,638
Zale	58,600 a	1,556,416
		96,005,089

Consumer Staples--2.6%
American Italian Pasta, Cl. A	16,100 b	436,310
Corn Products International	83,700	2,457,432
DIMON	53,300 b	351,247
Delta & Pine Land	41,633	1,225,675
Flowers Foods	49,250	1,502,618
Hain Celestial Group	36,300 a	730,356
J & J Snack Foods	12,000	579,000
Lance	36,900	639,477
Libbey	15,900	381,282
Nash Finch	17,700	738,001
Nature's Sunshine Products	18,200	364,910
Performance Food Group	48,600 a	1,322,406
Ralcorp Holdings	31,500	1,386,000
Sanderson Farms	24,600	1,075,266
United Natural Foods	40,600 a	1,283,366
WD-40	18,100	586,802
		15,060,148

Energy--7.7%
American States Water	14,850	385,358
Atmos Energy	87,500	2,423,750
Atwood Oceanics	15,000 a	915,000
Cabot Oil & Gas	36,500	1,718,420
Cal Dive International	44,600 a	1,949,020
Carbo Ceramics	17,900	1,282,535
Cascade Natural Gas	10,500	214,620
Cimarex Energy	48,300 a	1,750,875
Dril-Quip	22,200 a	638,250
Energen	42,200	2,474,608
Frontier Oil	33,200	928,604
Hydril	26,200 a	1,310,000
Laclede Group	24,500	742,350
New Jersey Resources	31,300	1,372,505
Northwest Natural Gas	30,000	1,018,500
Oceaneering International	29,900 a	1,139,489
Patina Oil & Gas	79,250	2,906,890
Petroleum Development	21,200 a	816,200

Piedmont Natural Gas	87,400 b	2,030,302
Remington Oil & Gas	33,800 a	988,650
St. Mary Land & Exploration	33,800	1,453,738
Southern Union	93,341 a	2,176,703
Southwest Gas	37,600	953,912
Southwestern Energy	38,300 a	1,964,790
Spinnaker Exploration	34,700 a	1,137,813
Stone Energy	30,300 a	1,296,840
Swift Energy	28,200 a	853,614
TETRA Technologies	24,950 a	696,105
UGI	59,000	2,458,530
Unit	51,200 a	1,870,848
Veritas DGC	37,000 a	924,630
Vintage Petroleum	73,500	1,779,435
W-H Energy Services	28,300 a	639,580
		45,212,464

Health Care--11.4%
AMERIGROUP	56,500 a	2,322,715
Accredo Health	51,725 a	1,540,370
Advanced Medical Optics	41,200 a,b	1,758,828
Alpharma, Cl. A	66,000	993,300
Amedisys	19,100 a	574,910
American Healthways	35,100 a	1,094,418
American Medical Systems Holdings	38,100 a	1,496,187
AmSurg	34,200 a	903,222
ArQule	39,200 a	238,336
ArthroCare	27,000 a,b	803,250
BioLase Technology	17,600 b	178,112
Biosite	18,100 a,b	1,049,800
Bradley Pharmaceuticals	18,200 a,b	261,898
CONMED	35,800 a	1,039,990
Cambrex	29,700	662,607
Connetics	40,800 a	996,336
Cooper Cos.	48,000	3,681,600
Curative Health Services	12,000 a	58,800
Cyberonics	22,300 a,b	561,291
DJ Orthopedics	21,400 a	516,810
Datascope	18,100	715,674
Diagnostic Products	33,300	1,690,641
Enzo Biochem	36,917 a	669,305
Haemonetics	31,300 a	1,216,631
Hologic	23,200 a	828,240
Hooper Holmes	72,000	363,600
ICU Medical	15,100 a,b	397,734
IDEXX Laboratories	38,000 a	2,204,380
Immucor	50,500 a	1,545,805
Integra LifeSciences Holdings	31,000 a	1,168,080
Intermagnetics General	26,475 a	669,553
Invacare	35,400	1,647,516
Kensey Nash	13,100 a,b	422,999
LCA-Vision	24,200	644,930

LabOne	19,100 a,b	640,805
MGI Pharma	76,600 a	1,738,054
Medicis Pharmaceutical, Cl. A	60,400	2,180,440
Mentor	49,000	1,534,190
Merit Medical Systems	28,600 a	405,548
Noven Pharmaceuticals	26,500 a	482,698
OCA	67,400 a,b	373,396
Odyssey Healthcare	40,550 a,b	471,597
Osteotech	14,500 a	59,160
Owens & Minor	44,900	1,281,895
Pediatrix Medical Group	26,800 a	1,789,972
Pharmaceutical Product Development	63,000 a	2,611,350
PolyMedica	31,800	1,190,274
Possis Medical	19,400 a	222,906
Priority Healthcare, Cl. B	46,818 a	1,079,623
Province Healthcare	54,850 a	1,241,804
Regeneron Pharmaceuticals	53,300 a	383,760
RehabCare Group	19,900 a	537,698
ResMed	38,100 a	1,954,530
Respironics	39,800 a	2,304,420
SFBC International	15,400 a	603,834
Savient Pharmaceuticals	72,000 a	231,840
Sierra Health Services	31,200 a	1,713,816
Sola International	37,300 a	1,029,853
Sunrise Senior Living	23,800 a,b	1,090,754
Sybron Dental Specialties	44,499 a	1,680,282
Theragenics	30,600 a	122,094
United Surgical Partners International	32,300 a	1,272,297
Viasys Healthcare	36,200 a	662,098
Vital Signs	15,500	622,480
		66,431,336

Interest Sensitive--15.2%
Anchor Bancorp Wisconsin	26,100	704,700
BankAtlantic Bancorp, Cl. A	69,700	1,339,634
BankUnited Financial, Cl. A	34,700 a	1,012,546
Boston Private Financial Holdings	30,100	837,984
Brookline Bancorp	65,700	1,050,543
CRT Properties	31,000	711,760
Capital Automotive	49,800	1,626,966
Cash America International	30,000	858,000
Centene	45,600 a	1,529,880
Chittenden	47,337	1,283,306
Colonial Properties Trust	34,200	1,241,460
Commercial Federal	46,300	1,300,104
Commercial Net Lease Realty	60,800	1,140,000
Community Bank System	32,300	770,355
Delphi Financial Group, Cl. A	35,817	1,609,616
Dime Community Bancshares	37,350	614,407
Downey Financial	31,680	2,021,184
East West Bancorp	55,600	2,165,064
Entertainment Properties Trust	30,200	1,271,722

Essex Property Trust	26,000	1,870,700
Financial Federal	20,200	696,900
First Bancorp	44,650	2,415,119
First Midwest Bancorp	52,874	1,824,153
First Republic Bank	20,500	1,034,225
FirstFed Financial	17,500 a	931,000
Flagstar Bancorp	72,300	1,519,746
Fremont General	88,500	2,167,365
Gables Residential Trust	32,000	1,070,720
Glenborough Realty Trust	34,000	654,840
Gold Banc	43,300	625,685
Hilb, Rogal & Hamilton	41,800	1,486,408
Hudson United Bancorp	53,380	1,962,249
Investment Technology Group	47,000 a	935,770
Irwin Financial	31,800	778,782
Kilroy Realty	30,000	1,172,400
LandAmerica Financial Group	20,000 b	1,028,800
Lexington Corporate Properties Trust	55,600 b	1,189,840
MAF Bancorp	37,800	1,669,248
NCO Group	35,500 a	808,690
Nara Bancorp	27,000	538,650
New Century Financial	62,250	3,728,152
Parkway Properties	13,500	627,750
Philadelphia Consolidated Holdings	25,400 a	1,703,578
Piper Jaffray	22,100 a	874,718
Presidential Life	37,100	613,634
PrivateBancorp	26,800	876,360
ProAssurance	33,400 a	1,277,550
Provident Bankshares	36,924	1,221,077
RLI	28,300	1,229,918
Republic Bancorp	74,978	1,069,936
Rewards Network	34,600 a	169,540
Riggs National	32,300	705,432
SWS Group	20,671	420,035
Selective Insurance Group	32,200	1,390,074
Shurgard Storage Centers, Cl. A	49,500	2,024,550
South Financial Group	78,600	2,400,444
Southwest Bancorporation of Texas	77,200	1,526,244
Sovran Self Storage	19,900	792,020
Sterling Bancshares	51,300	753,597
Sterling Financial	23,890 a	895,875
Stewart Information Services	21,500	866,665
Susquehanna Bancshares	56,600	1,397,454
Trustco Bank	85,744	1,070,943
UCBH Holdings	53,200	2,344,524
UICI	53,000	1,638,760
Umpqua Holdings	53,200	1,291,696
United Bankshares	45,500	1,551,550
Whitney Holding	44,180	2,013,724
Wintrust Financial	24,500	1,359,260
World Acceptance	18,700 a	557,821
Zenith National Insurance	24,000 b	1,134,480

		88,997,882

Producer Goods & Services--23.3%
A. Schulman	33,800	597,922
A.M. Castle	17,800 a	239,944
A.O. Smith	31,250	847,188
AAR	32,650 a	380,372
AMCOL International	35,900	779,389
Acuity Brands	47,300	1,299,331
Aleris International	29,778 a	499,675
Apogee Enterprises	31,600	422,492
Applied Industrial Technologies	34,250	991,195
AptarGroup	40,600	1,968,694
Arch Chemicals	28,500	784,890
Arkansas Best	30,500	1,225,185
Armor Holdings	37,400 a	1,644,478
Astec Industries	22,300 a	385,344
Baldor Electric	39,833	1,116,519
Barnes Group	23,900	613,035
Belden CDT	51,012 b	1,036,054
Brady, Cl. A	54,000	1,533,060
Briggs & Stratton	57,700	2,238,183
Brush Engineered Materials	15,900 a	274,275
Buckeye Technologies	33,500 a	430,810
Building Materials Holding	13,600	502,248
C&D Technologies	25,500	387,345
CLARCOR	30,150	1,642,271
CUNO	18,800 a	1,079,684
Caraustar Industries	30,000 a	405,000
Carpenter Technology	28,800	1,764,288
Century Aluminum	38,500 a,b	959,420
Champion Enterprises	70,399 a	759,605
Chesapeake	25,500	618,885
Cleveland-Cliffs	23,000 b	1,506,040
Commercial Metals	64,800	1,872,720
Cubic	24,000	547,200
Curtiss-Wright	25,000	1,279,750
DRS Technologies	31,600 a	1,282,960
Deltic Timber	13,600	552,024
EDO	23,600	754,020
EGL	54,300 a	1,641,489
ElkCorp	21,800	882,464
Emcor Group	17,000 a	730,320
Engineered Support Systems	31,700	1,838,917
Florida Rock Industries	50,325	3,142,796
Forward Air	25,900 a	1,103,729
Gardner Denver	23,300 a	882,138
GenCorp	51,700 b	960,586
Georgia Gulf	39,300	2,009,802
Griffon	36,000 a	969,480
H.B. Fuller	34,000	906,780
Headwaters	40,500 a	1,287,900

Heartland Express	85,356	1,812,961
Hughes Supply	73,100	2,220,778
IDEX	57,700	2,224,335
Insituform Technologies, Cl. A	26,000 a	408,460
Ionics	25,000 a,b	1,096,500
JLG Industries	45,500 b	801,255
Kaman, Cl. A	29,600	350,760
Kansas City Southern	64,800 a	1,131,408
Kaydon	32,400	1,005,372
Kirby	26,600 a	1,171,464
Knight Transportation	63,000	1,549,800
Landstar System	69,700 a	2,424,166
Lawson Products	12,900	643,194
Lennox International	68,000	1,357,280
Lindsay Manufacturing	10,800	245,376
Lone Star Technologies	30,000 a	1,223,700
Lydall	16,500 a	174,075
M.D.C. Holdings	47,144	3,432,083
MTS Systems	26,500	944,195
MacDermid	34,700	1,115,258
MagneTek	22,700 a	137,789
Manitowoc	33,175	1,207,570
Massey Energy	82,300	3,121,639
Material Sciences	15,900 a	241,839
Maverick Tube	47,800 a	1,628,068
Meritage	29,100 a,b	1,881,315
Milacron	25,026 a,b	79,332
Moog, Cl. A	30,850 a	1,341,667
Mueller Industries	43,100	1,366,270
Myers Industries	39,309	508,658
NVR	7,300 a	5,776,125
Neenah Paper	18,400 b	586,776
OM Group	35,600 a	1,154,152
Offshore Logistics	27,500 a	877,525
Omnova Solutions	29,000 a	144,130
Penford	10,900	158,486
PolyOne	95,000 a	821,750
Pope & Talbot	19,800	299,574
Quaker Chemical	9,100	208,390
Quanex	30,850	1,626,412
RTI International Metals	22,900 a	558,760
Rayovac	38,700 a	1,453,959
Regal Beloit	35,100	1,057,914
Reliance Steel & Aluminum	37,600	1,442,712
Robins & Myers	18,400	413,264
Rock-Tenn, Cl. A	40,700	564,509
Ryerson Tull	23,300	309,191
SEACOR Holdings	18,950 a	1,061,010
Schweitzer-Mauduit International	15,500	519,870
Simpson Manufacturing	53,000	1,902,700
Skyline	11,300	457,876
Standard Pacific	36,800	2,448,304

Standex International	13,700	394,834
Steel Technologies	15,100	443,336
Stewart & Stevenson Services	33,700	688,828
SurModics	21,500 a,b	631,455
Technitrol	42,800	759,272
Teledyne Technologies	40,800 a	1,226,856
Texas Industries	25,000	1,588,500
Thomas Industries	19,050	742,759
Timken	102,700	2,645,552
Tredegar	46,500	788,175
Triumph Group	18,500 a	655,825
URS	48,500 a	1,368,185
USF	30,100	992,096
United Stationers	38,300 a	1,662,603
Universal Forest Products	19,000	743,470
Valmont Industries	26,000	629,980
Watsco	31,200	1,079,832
Watts Water Technologies	35,200	1,128,160
Wausau-Mosinee Paper	59,100	875,862
Wellman	26,500	278,250
Wilson Greatbatch Technologies	21,500 a	382,700
Wolverine Tube	9,700 a	113,587
Woodward Governor	14,700	1,047,155
Yellow Roadway	54,646 a	3,094,057
		136,229,181

Services--7.6%
ABM Industries	55,000	1,006,500
ADVO	34,950	1,285,461
Aaron Rents	50,297	1,068,308
Administaff	30,400 a	443,536
Altiris	28,100 a	913,531
Arbitron	35,700 a	1,460,130
Boston Communications Group	20,600 a	159,238
Bowne & Co.	42,200	626,670
CACI International, Cl. A	32,700 a	1,705,305
CDI	22,300	468,300
Central Parking	35,210	502,799
Cerner	41,200 a,b	2,049,700
Chemed	13,999	1,002,608
Ciber	69,200 a	582,664
Consolidated Graphics	15,800 a	666,760
Cross Country Healthcare	38,500 a	637,560
Daktronics	21,000 a	523,320
Digital Insight	40,300 a	669,786
eFunds	55,900 a	1,246,570
4Kids Entertainment	14,400 a	265,392
FactSet Research Systems	36,600	1,954,440
FindWhat.com	32,000 a	508,800
G & K Services, Cl. A	25,600	1,141,504
Gentiva Health Services	31,200 a	496,080
Global Payments	43,520	2,493,261

Heidrick & Struggles International	23,000 a	760,150
Insurance Auto Auction	17,600 a	387,728
Intrado	19,400 a	260,736
John H. Harland	31,800	1,157,520
Kronos	35,850 a	1,927,655
Labor Ready	48,250 a	764,280
MAXIMUS	25,000 a	752,000
MICROS Systems	22,000 a	1,537,800
ManTech International, Cl. A	31,800 a	685,290
Mobile Mini	14,000 a	478,940
NDCHealth	33,500	521,260
On Assignment	7,000 a	38,500
PAREXEL International	30,400 a	721,088
PRG-Schultz International	46,550 a	258,353
Paxar	45,225 a	1,078,616
Pegasus Solutions	17,400 a	208,452
Pre-Paid Legal Services	20,600 b	764,672
Shaw Group	65,500 a	1,101,055
Sourcecorp	18,000 a	324,000
Spherion	55,000 a	429,000
Standard Register	27,900	348,471
StarTek	16,900	422,500
Tetra Tech	57,856 a	858,004
Thomas Nelson	18,800	420,180
Vertrue	12,600 a,b	472,752
Viad	25,100	697,027
Volt Information Sciences	18,000 a	574,920
Waste Connections	54,350 a	1,709,851
Watson Wyatt & Company Holdings	37,800	991,872
		44,530,895

Technology--13.5%
ANSYS	38,400 a	1,240,320
ATMI	36,600 a	831,918
Actel	28,400 a	480,244
Adaptec	124,000 a	744,000
Advanced Energy Industries	35,000 a	250,250
Aeroflex	76,000 a	731,120
Agilysys	43,300	730,038
Alliance Semiconductor	19,600 a	58,800
Analogic	14,800	606,948
Anixter International	42,000	1,404,060
Applied Signal Technology	13,400	394,898
Artesyn Technologies	44,000 a	447,920
Audiovox, Cl. A	22,400 a	367,360
Avid Technology	38,700 a	2,440,035
Axcelis Technologies	116,800 a	872,496
BEI Technologies	15,400	434,126
Bel Fuse, Cl. B	16,300	540,997
Bell Microproducts	30,700 a	248,977
Benchmark Electronics	44,200 a	1,413,074
Black Box	21,800	1,014,354

Brooks Automation	44,500 a	680,405
Brooktrout Technology	16,100 a	185,794
C-COR.net	53,500 a	426,395
CTS	40,600	540,386
Captaris	34,400 a	168,904
Carreker	29,200 a	218,708
Catapult Communications	18,400 a	410,320
Ceradyne	26,600 a,b	897,218
Checkpoint Systems	43,900 a	683,084
Cognex	53,000	1,383,830
Coherent	35,000 a	1,050,000
Cohu	23,300	393,071
Coinstar	25,200 a	630,000
Concord Communications	12,000 a	123,840
Cymer	39,000 a	1,034,280
DSP Group	33,400 a	828,654
Dendrite International	46,300 a	837,567
Digi International	28,600 a	425,854
Dionex	25,250 a	1,494,547
DuPont Photomasks	20,300 a	539,371
EPIQ Systems	20,600 a,b	300,966
ESS Technology	43,800 a	264,990
Electro Scientific Industries	33,500 a	591,945
Esterline Technologies	28,400 a	852,284
Exar	45,700 a	656,709
FEI	33,000 a	665,280
FLIR Systems	38,600 a	2,352,670
FileNet	46,200 a	1,032,570
Gerber Scientific	31,300 a	225,986
Global Imaging Systems	27,500 a	984,225
Harmonic	69,200 a	788,880
Helix Technology	31,100	456,237
Hutchinson Technology	29,500 a,b	1,041,350
Hyperion Solutions	44,375 a	2,131,775
Imagistics International	17,500 a	599,375
Input/Output	77,100 a	485,730
Inter-Tel	33,800	895,362
Internet Security Systems	54,000 a	1,206,900
Itron	22,000 a	507,100
JDA Software Group	32,800 a	394,256
j2 Global Communications	28,800 a,b	935,424
Keithley Instruments	19,300	329,258
Kopin	57,100 a	211,841
Kulicke & Soffa Industries	62,600 a	417,542
Littelfuse	25,600 a	814,848
MRO Software	29,000 a	371,490
MapInfo	23,000 a	295,780
Manhattan Associates	33,500 a	735,325
Meade Instruments	23,500 a	77,315
Mercury Computer Systems	23,200 a	718,504
Methode Electronics, Cl. A	43,000	538,790
Microsemi	65,900 a	1,016,837

NYFIX	35,500 a	176,435
Napster	36,500 a,b	315,725
Network Equipment Technologies	23,000 a	180,550
Park Electrochemical	25,350	495,593
PC-Tel	23,000 a	177,100
Pericom Semiconductor	22,300 a	187,097
Phoenix Technologies	31,800 a	257,262
Photon Dynamics	15,100 a	326,009
Photronics	40,500 a	607,500
Pinnacle Systems	66,680 a	285,390
Planar Systems	15,100 a	136,957
Power Integrations	36,000 a	658,800
Progress Software	43,000 a	926,220
Radiant Systems	27,500 a	165,000
RadiSys	21,800 a	380,410
Rogers	17,500 a	744,100
Roper Industries	47,000	2,728,820
Rudolph Technologies	14,000 a	220,500
SBS Technologies	14,100 a	183,723
SPSS	21,000 a	334,950
ScanSource	14,900 a	957,623
Serena Software	44,900 a	965,350
Skyworks Solutions	178,000 a	1,351,020
Sonic Solutions	27,800 a,b	495,118
Standard Microsystems	26,200 a	415,270
Supertex	21,000 a	400,890
Symmetricom	54,450 a	529,799
Synaptics	29,200 a	1,082,444
THQ	44,550 a	991,237
Take-Two Interactive Software	47,500 a	1,674,375
Talx	17,000	596,530
Tollgrade Communications	12,900 a	132,612
Trimble Navigation	58,400 a	2,076,704
Ultratech	22,100 a	327,301
Varian Semiconductor Equipment Associates	39,400 a	1,350,632
Veeco Instruments	30,000 a,b	524,700
Verity	41,600 a	502,112
ViaSat	27,200 a	605,472
Vicor	43,500	606,825
WebEx Communications	49,600 a	996,960
Websense	28,500 a	1,530,450
X-Rite	26,700	406,641
Zix	24,200 a,b	90,266
		79,200,179

Utilities--1.6%
ALLETE	33,300	1,377,621
Avista	56,800	1,003,656
CH Energy Group	18,300	865,590
Cleco	55,500	1,095,015
Central Vermont Public Service	15,300	353,430
Commonwealth Telephone Enterprises	25,100 a	1,200,784

El Paso Electric	49,300 a	958,392
General Communication, Cl. A	60,300 a	601,794
Green Mountain Power	5,400	156,600
UIL Holdings	17,400	858,690
UniSource Energy	37,400	1,140,700
		9,612,272

Total Common Stocks
(cost $ 462,394,617)		581,279,446

	Principal
Short-Term Investments--.6%	Amount($)	Value($)
Repurchase Agreement--.5%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.4%, dated 1/31/2005, due 2/1/2005 in the
amount of $3,400,227 (fully collateralized by
$3,406,000 of various U.S. Government Agency Obligations,
value $3,472,964)	3,400,000	3,400,000

U.S. Treasury Bill-.1-%
2.14%, 2/17/2005	300,000 c	299,742

Total Short-Term Investments
(cost $3,699,714)		3,699,742

Investment of Cash Collateral for Securities Loaned--5.3%
Registered Investment Company;	Shares	Value ($)
Dreyfus Institutional Cash Advantage Plus Fund
(cost $31,213,554)	31,213,554 d	31,213,554

Total Investments (cost $497,307,885)	105.2%	616,192,742

Liabilities, Less Cash and Receivables	(5.2%)	(30,689,238)

Net Assets	100.0%	585,503,504

a	Non-income producing.
b	All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $30,706,879 and the total market value of the collateral held by the fund is $31,213,554.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.
e	Securities valuation policies and other related investment disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form
N-CSR.

Statement of Financial Futures January 31, 2005
Market Value
Covered by
Contracts	Contracts ($)

Financial Futures Long
Russell 2000	8	2,501,400

		Unrealized
		Appreciation
	Expiration	at 1/31/2005 ($)

	March 2005	26,400

Dreyfus S&P 500 Index Fund Statement of Investments January 31, 2005 (Unaudited)
Common Stocks--99.6%	Shares	Value($)

Consumer Cyclical--9.7%
Albertson's	108,172 a	2,474,975
Autonation	77,700 b	1,479,408
AutoZone	23,400 b	2,088,450
Bed Bath & Beyond	88,400 b	3,561,636
Best Buy	95,350	5,128,876
Big Lots	33,300 b	374,958
Brunswick	28,300	1,305,196
CVS	117,600	5,450,760
Circuit City Stores- Circuit City Group	57,400	821,968
Coach	55,500 b	3,113,550
Cooper Tire & Rubber	22,000	475,420
Costco Wholesale	137,800	6,513,806
Dana	44,159	700,803
Darden Restaurants	46,150	1,364,194
Delphi	164,869	1,251,356
Delta Air Lines	41,000 a,b	220,990
Dillard's, Cl. A	24,100	632,384
Dollar General	96,308	1,946,385
Eastman Kodak	84,200	2,786,178
Eaton	44,600	3,032,354
Family Dollar Stores	49,300	1,649,085
Federated Department Stores	49,700	2,822,960
Ford Motor	537,692	7,081,404
Gap	257,625	5,670,326
General Motors	166,000 a	6,110,460
Genuine Parts	51,300	2,171,529
Harley-Davidson	86,300	5,187,493
Harrah's Entertainment	32,900	2,080,596
Hasbro	52,000	1,019,200
Hilton Hotels	113,400	2,523,150
Home Depot	645,303	26,625,202
International Game Technology	101,300	3,170,690
J. C. Penney	83,900	3,584,208
Johnson Controls	55,900	3,307,044
Jones Apparel Group	35,900	1,207,317
Kohl's	100,800 b	4,738,608
Kroger	217,200 b	3,714,120
Limited Brands	119,400	2,829,780
Liz Claiborne	31,900	1,337,886
Lowe's Cos.	227,100	12,942,429
Marriott International, Cl. A	65,700	4,150,926
Mattel	121,900	2,370,955
May Department Stores	85,850	2,910,315
Maytag	23,300 a	366,043
McDonald's	369,400	11,964,866
NIKE, Cl. B	77,100	6,679,173

Navistar International	20,500 b	797,860
Nordstrom	41,200	1,987,900
Office Depot	91,800 b	1,587,222
OfficeMax	27,500	811,525
PACCAR	51,050	3,607,193
RadioShack	46,600	1,543,392
Reebok International	17,100	761,463
Safeway	131,500 b	2,478,775
Sears, Roebuck & Co.	60,800	3,055,200
Southwest Airlines	229,118	3,317,629
Staples	146,350	4,791,499
Starbucks	117,500 b	6,345,000
Starwood Hotels & Resorts Worldwide	60,900	3,525,501
TJX Cos.	141,600 a	3,545,664
Target	263,100	13,357,587
Tiffany & Co.	42,800	1,345,204
Toys R Us	63,200 b	1,355,640
V. F.	32,600	1,732,690
Visteon	38,115	282,813
Wal-Mart Stores	1,244,500	65,211,800
Walgreen	300,300	12,795,783
Wendy's International	33,500	1,313,870
Whirlpool	19,500	1,331,070
Yum! Brands	86,120	3,991,662
		313,813,354
Consumer Staples--8.0%
Adolph Coors, Cl. B	11,000 a	820,600
Alberto-Culver, Cl. B	26,700	1,448,475
Altria Group	603,200	38,502,256
Anheuser-Busch Cos.	232,200	11,419,596
Archer-Daniels-Midland	192,360	4,655,112
Avon Products	138,972	5,867,398
Brown-Forman, Cl. B	35,800	1,726,634
Campbell Soup	120,900	3,544,788
Clorox	44,700	2,656,074
Coca-Cola	711,000	29,499,390
Coca-Cola Enterprises	137,900	3,026,905
Colgate-Palmolive	155,800	8,185,732
ConAgra Foods	151,100	4,457,450
Fortune Brands	42,400	3,560,752
General Mills	107,100	5,675,229
Gillette	291,700	14,795,024
H.J. Heinz	102,700	3,883,087
Hershey Foods	72,300	4,228,827
International Flavors & Fragrances	27,700	1,169,494
Kellogg	121,300	5,414,832
Kimberly-Clark	143,300	9,387,583
McCormick & Co.	40,200	1,494,234
Newell Rubbermaid	80,762	1,737,998
Pactiv	43,600 b	968,356
Pepsi Bottling Group	73,500	2,010,225
PepsiCo	495,000	26,581,500
Procter & Gamble	745,400	39,677,642

Reynolds American	43,400	3,490,228
SUPERVALU	39,500	1,248,595
Sara Lee	230,600	5,414,488
Sysco	188,000	6,574,360
UST	48,600	2,462,076
Wm. Wrigley Jr.	66,000	4,645,740
		260,230,680
Energy--7.7%
Amerada Hess	26,900	2,330,885
Anadarko Petroleum	72,732	4,815,586
Apache	95,950	5,221,599
BJ Services	47,500	2,282,375
Baker Hughes	98,590	4,268,947
Burlington Resources	115,090	5,030,584
ChevronTexaco	622,536	33,865,958
ConocoPhillips	202,820	18,819,668
Devon Energy	142,800	5,807,676
Dynegy, Cl. A	112,000 b	498,400
EOG Resources	34,800	2,583,900
El Paso	188,975	2,054,158
Exxon Mobil	1,895,776	97,822,042
Halliburton	147,300	6,058,449
Kerr-McGee	44,565	2,751,889
KeySpan	47,200	1,862,984
Kinder Morgan	36,400	2,731,456
Marathon Oil	101,800	3,942,714
Nabors Industries	43,900 b	2,212,560
Nicor	13,000	479,960
NiSource	79,500	1,820,550
Noble	39,800 b	2,123,330
Occidental Petroleum	116,000	6,772,080
Peoples Energy	11,100	475,413
Rowan Cos.	31,500	887,040
Schlumberger	173,000	11,770,920
Sempra Energy	68,566	2,552,026
Sunoco	21,500	1,881,035
Transocean	94,500 b	4,158,000
Unocal	77,300	3,677,161
Valero Energy	75,400	3,923,062
Williams Cos.	163,500	2,748,435
XTO Energy	76,500	2,747,115
		250,977,957
Health Care--12.4%
Abbott Laboratories	457,700	20,605,654
Aetna	43,379	5,511,302
Allergan	38,600	2,931,670
AmerisourceBergen	30,900	1,800,852
Amgen	373,212 b	23,228,715
Applera-Applied Biosystems Group	57,600	1,154,880
Bausch & Lomb	15,700	1,144,373
Baxter International	181,100	6,113,936
Becton, Dickinson & Co.	74,400	4,214,760
Biogen Idec	97,985 b	6,365,106

Biomet	74,375	3,159,450
Boston Scientific	248,200 b	8,205,492
Bristol-Myers Squibb	571,700	13,400,648
C.R. Bard	30,800	2,088,240
Cardinal Health	126,925	7,148,416
Caremark Rx	133,600 b	5,223,760
Chiron	54,900 b	1,803,465
Eli Lilly & Co.	332,500	18,034,800
Express Scripts	22,300 b	1,654,437
Fisher Scientific International	34,500 b	2,178,675
Forest Laboratories	108,300 b	4,497,699
Genzyme	72,800 b	4,237,688
Gilead Sciences	127,200 b	4,210,320
Guidant	93,600	6,785,064
HCA	123,750	5,509,350
Health Management Associates, Cl. A	71,500	1,578,720
Hospira	45,870 b	1,325,184
Humana	46,800 b	1,603,836
Johnson & Johnson	872,118	56,426,035
King Pharmaceuticals	70,966 b	745,853
Laboratory Corporation of America Holdings	40,700 b	1,947,495
Manor Care	25,400	877,570
McKesson	86,377	2,979,143
Medco Health Solutions	80,091 b	3,409,474
MedImmune	73,100 b	1,729,180
Medtronic	355,200	18,644,448
Merck & Co.	651,700	18,280,185
Millipore	14,600 b	635,538
Mylan Laboratories	79,100	1,315,433
PerkinElmer	37,600	864,424
Pfizer	2,213,109	53,468,713
Quest Diagnostics	29,700	2,830,410
Schering-Plough	432,800	8,032,768
St. Jude Medical	105,100 b	4,128,328
Stryker	118,100	5,803,434
Tenet Healthcare	137,150 b	1,361,899
Thermo Electron	47,000 b	1,407,180
UnitedHealth Group	192,100	17,077,690
Waters	35,500 b	1,742,340
Watson Pharmaceuticals	32,200 b	960,526
WellPoint Health Networks	86,700 b	10,534,050
Wyeth	392,100	15,538,923
Zimmer Holdings	72,120 b	5,686,662
		402,144,193
Interest Sensitive--24.1%
ACE	83,500	3,623,900
AFLAC	148,700	5,875,137
Allstate	201,700	10,173,748
Ambac Financial Group	31,950	2,456,316
American Express	368,900	19,680,815
American International Group	765,379	50,736,974
AmSouth Bancorporation	104,400	2,603,736
Aon	92,975	2,114,251

Apartment Investment & Management, Cl. A	27,900	1,001,610
Archstone-Smith Trust	57,500	1,972,250
BB&T	162,300	6,405,981
Bank of America	1,187,008	55,041,561
Bank of New York	228,300	6,782,793
Bear Stearns Cos.	30,372	3,069,394
CIGNA	39,500	3,169,875
CIT Group	61,800	2,494,866
Capital One Financial	71,300	5,581,364
Charles Schwab	395,800	4,448,792
Chubb	56,300	4,193,224
Cincinnati Financial	49,405	2,179,749
Citigroup	1,525,117	74,806,989
Comerica	50,100	2,898,786
Compass Bancshares	36,000	1,685,880
Countrywide Financial	170,600	6,312,200
E*TRADE Financial	109,300 b	1,502,875
Equity Office Properties Trust	118,500	3,315,630
Equity Residential	83,100	2,620,974
Fannie Mae	284,400	18,366,552
Federated Investors, Cl. B	31,600	928,408
Fifth Third Bancorp	173,767	8,074,952
First Horizon National	36,200	1,541,034
Franklin Resources	73,300	4,974,138
Freddie Mac	202,600	13,227,754
General Electric	3,106,700	112,245,071
Golden West Financial	90,000	5,815,800
Goldman Sachs Group	142,300	15,347,055
H&R Block	48,400	2,338,204
Hartford Financial Services Group	86,300	5,807,127
Huntington Bancshares	67,874	1,559,066
J.P. Morgan Chase & Co.	1,046,841	39,078,575
Janus Capital Group	69,400	1,029,202
Jefferson-Pilot	40,125	2,002,238
KeyCorp	119,500	3,993,690
Lehman Brothers Holdings	79,200	7,222,248
Lincoln National	51,300	2,366,982
Loews	54,500	3,706,000
M&T Bank	34,100	3,490,476
MBIA	41,400	2,473,236
MBNA	375,437	9,979,115
MGIC Investment	28,400	1,814,760
Marsh & McLennan Cos.	154,800	5,031,000
Marshall & Ilsley	65,700	2,812,617
Mellon Financial	124,500	3,654,075
Merrill Lynch	273,700	16,441,159
MetLife	218,700	8,693,325
Morgan Stanley	321,660	18,000,094
National City	199,100	7,078,005
North Fork Bancorporation	138,350	3,970,645
Northern Trust	64,400	2,810,416
PNC Financial Services Group	83,100	4,476,597
Plum Creek Timber	53,900	1,925,308

Principal Financial Group	90,200	3,660,316
Progressive	58,800	4,918,620
ProLogis	54,000	2,059,560
Providian Financial	86,100 b	1,436,148
Prudential Financial	150,800	8,129,628
Regions Financial	136,590	4,370,880
SLM	126,300	6,338,997
Safeco	37,300	1,726,990
Simon Property Group	65,000	3,854,500
Sovereign Bancorp	110,100	2,503,674
St. Paul Travelers Cos.	196,712	7,384,568
State Street	98,000	4,391,380
SunTrust Banks	109,000	7,850,180
Synovus Financial	90,950	2,467,473
T. Rowe Price Group	37,700	2,256,345
Torchmark	31,800	1,736,280
U.S. Bancorp	548,653	16,487,023
UnumProvident	87,095	1,495,421
Wachovia	471,276	25,849,489
Washington Mutual	256,590	10,353,406
Wells Fargo	497,200	30,478,360
XL Capital, Cl. A	40,700	3,043,546
Zions Bancorporation	26,300	1,783,666
		783,601,044
Producer Goods & Services--10.2%
Air Products & Chemicals	66,800	3,935,188
Alcoa	255,848	7,550,074
Allegheny Technologies	28,077	673,848
American Power Conversion	56,200	1,195,374
American Standard Cos.	63,000	2,522,520
Ashland	20,900	1,282,842
Avery Dennison	32,500	1,952,925
Ball	33,100	1,414,032
Bemis	31,400	910,600
Black & Decker	23,700	1,952,880
Boeing	246,698	12,482,919
Burlington Northern Santa Fe	110,500	5,323,890
CSX	63,100	2,522,107
Caterpillar	100,300	8,936,730
Centex	36,500	2,237,815
Cooper Industries, Cl. A	27,000	1,876,500
Cummins	13,400	1,040,778
Deere & Co.	72,900	5,061,447
Dover	59,800	2,290,340
Dow Chemical	277,063	13,770,031
E. I. du Pont de Nemours	291,812	13,878,579
Eastman Chemical	22,900 a	1,240,035
Ecolab	75,700	2,547,305
Emerson Electric	123,300	8,290,692
Engelhard	35,900	1,078,795
FedEx	88,320	8,447,808
Fluor	24,600	1,317,084
Freeport-McMoRan Copper & Gold, Cl. B	52,500	1,932,525

General Dynamics	58,900		6,081,425
Georgia-Pacific	75,867		2,435,331
Goodrich	34,900		1,197,070
Goodyear Tire & Rubber	51,500	a,b	795,160
Great Lakes Chemical	15,000		396,750
Hercules	33,000	b	478,830
Honeywell International	252,725		9,093,045
ITT Industries	27,100		2,311,359
Illinois Tool Works	86,900		7,558,562
Ingersoll-Rand, Cl. A	50,600		3,763,628
International Paper	142,953		5,596,610
KB HOME	13,600		1,477,640
L-3 Communications Holdings	33,800		2,413,658
Leggett & Platt	56,100		1,598,850
Lockheed Martin	130,100		7,521,081
Louisiana-Pacific	32,300		826,880
Masco	131,600		4,842,880
MeadWestvaco	59,511		1,719,273
Molex	55,400		1,591,088
Monsanto	77,664		4,203,952
Newmont Mining	130,425		5,424,376
Norfolk Southern	116,400		4,064,688
Nucor	46,800		2,628,288
PPG Industries	50,500		3,473,390
Pall	36,400		980,252
Parker-Hannifin	35,150		2,290,374
Phelps Dodge	28,095		2,705,548
Praxair	95,400		4,116,510
Pulte Homes	37,500		2,478,000
Raytheon	132,800		4,966,720
Rockwell Automation	54,100		3,064,765
Rockwell Collins	51,900		2,226,510
Rohm & Haas	66,115		2,924,928
Sealed Air	24,532	b	1,258,492
Sherwin-Williams	41,500		1,792,800
Sigma-Aldrich	20,300	a	1,275,855
Snap-On	16,900		559,559
Stanley Works	24,213		1,151,570
3M	228,800		19,301,568
Temple-Inland	16,500		1,049,400
Textron	40,400		2,907,992
Tyco International	591,171		21,364,920
Union Pacific	76,300		4,547,480
United Parcel Service, Cl. B	329,400		24,599,592
United States Steel	33,400		1,730,120
United Technologies	150,200		15,122,136
Vulcan Materials	30,100		1,700,048
W.W.Grainger	26,500		1,622,065
Weyerhaeuser	70,500		4,399,200
			329,295,881
Services--7.2%
ALLTEL	89,300		4,915,072
Affiliated Computer Services, Cl. A	37,800	b	2,048,382

Allied Waste Industries	93,500 b	776,985
Apollo Group, Cl. A	54,400 b	4,253,536
Automatic Data Processing	171,200	7,443,776
BellSouth	538,300	14,124,992
Carnival	186,100	10,719,360
Cendant	309,370	7,285,664
Cintas	50,400	2,192,400
Clear Channel Communications	168,500	5,464,455
Comcast, Cl. A	652,318 b	20,998,116
Computer Sciences	55,600 b	2,864,512
Convergys	41,600 b	594,464
Dow Jones & Co.	24,100	918,692
Electronic Data Systems	151,000	3,234,420
Equifax	39,700	1,123,510
First Data	243,846	9,934,286
Fiserv	57,450 b	2,197,463
Gannett	75,000	6,003,000
IMS Health	68,200	1,594,516
Interpublic Group of Companies	124,300 b	1,622,115
Knight-Ridder	22,600 a	1,471,486
McGraw-Hill Cos.	55,800	5,049,900
Meredith	14,700	706,041
Monster Worldwide	35,000 b	1,095,150
Moody's	43,500	3,644,430
NEXTEL Communications, Cl. A	326,600 b	9,370,154
New York Times, Cl. A	42,600	1,656,288
News, Cl. A	767,800	13,052,600
Omnicom Group	54,800	4,651,972
Paychex	111,175	3,389,726
R. R. Donnelley & Sons	64,500	2,157,525
Robert Half International	50,900	1,544,306
Ryder System	18,900	860,895
Sabre Holdings	39,821	840,223
SunGard Data Systems	84,900 b	2,282,961
Time Warner	1,345,950 b	24,227,100
Tribune	93,400	3,734,132
Unisys	98,700 b	774,795
Univision Communications, Cl. A	95,000 b	2,594,450
Viacom, Cl. B	501,024	18,708,236
Walt Disney	600,400	17,189,452
Waste Management	168,100	4,874,900
		234,186,438
Technology--15.3%
ADC Telecommunications	238,400 b	612,688
Adobe Systems	70,100	3,988,690
Advanced Micro Devices	113,400 b	1,791,720
Agilent Technologies	142,716 b	3,155,451
Altera	109,400 b	2,100,480
Analog Devices	110,400	3,962,256
Andrew	47,250 b	617,085
Apple Computer	118,100 b	9,081,890
Applied Materials	499,000 b	7,934,100
Applied Micro Circuits	90,800 b	300,548

Autodesk	67,400	1,979,538
Avaya	134,480 b	1,929,788
BMC Software	65,200 b	1,097,316
Broadcom, Cl. A	96,700 b	3,077,961
CIENA	168,500 b	429,675
Cisco Systems	1,935,000 b	34,907,400
Citrix Systems	49,800 b	1,068,210
Computer Associates International	172,050	4,678,040
Compuware	113,800 b	785,220
Comverse Technology	58,100 b	1,298,535
Corning	412,100 b	4,508,374
Danaher	90,700	4,977,616
Dell	730,000 b	30,484,800
EMC	704,200 b	9,225,020
eBay	194,800 b	15,876,200
Electronic Arts	89,700 b	5,771,298
Freescale Semiconductor, Cl. B	114,549 b	2,001,171
Gateway	109,800 b	519,354
Hewlett-Packard	887,466	17,385,459
Intel	1,858,100	41,714,345
International Business Machines	489,200	45,701,064
Intuit	55,100 b	2,148,900
JDS Uniphase	424,300 a,b	908,002
Jabil Circuit	59,200 b	1,395,344
KLA-Tencor	57,400 b	2,654,750
LSI Logic	113,100 b	691,041
Lexmark International	37,900 b	3,158,965
Linear Technology	90,200	3,404,148
Lucent Technologies	1,299,070 b	4,234,968
Maxim Integrated Products	95,600	3,729,356
Mercury Interactive	24,800 a,b	1,085,496
Micron Technology	180,000 b	1,873,800
Microsoft	3,194,700	83,956,716
Motorola	715,395	11,260,317
NCR	54,800 b	1,873,064
NVIDIA	48,800 b	1,118,496
National Semiconductor	105,200	1,781,036
Network Appliance	105,400 b	3,355,936
Northrop Grumman	108,190	5,612,897
Novell	110,500 b	637,585
Novellus Systems	41,100 b	1,074,765
Oracle	1,507,100 b	20,752,767
PMC-Sierra	52,500 a,b	539,700
Parametric Technology	79,300 b	452,010
Pitney Bowes	67,800	3,033,372
Power-One	24,700 b	183,521
QLogic	27,200 b	1,041,216
QUALCOMM	481,700	17,938,508
Sanmina-SCI	153,100 b	946,158
Scientific-Atlanta	45,100	1,366,981
Siebel Systems	149,300 b	1,300,403
Solectron	285,300 b	1,417,941
Sun Microsystems	988,300 b	4,308,988

Symantec	186,400 b	4,352,440
Symbol Technologies	70,700	1,293,810
Tektronix	26,400	760,848
Tellabs	135,800 b	966,896
Teradyne	57,200 b	802,516
Texas Instruments	507,800	11,786,038
VERITAS Software	124,082 b	3,191,389
Xerox	280,200 b	4,449,576
Xilinx	102,400	2,989,056
Yahoo!	404,000 b	14,224,840
		497,015,848
Utilities--5.0%
AES	190,700 b	2,679,335
AT&T	233,840	4,487,390
Allegheny Energy	40,300 a,b	779,402
Ameren	57,200	2,866,864
American Electric Power	116,260	4,098,165
CMS Energy	57,200 b	602,316
Calpine	157,400 a,b	524,142
CenterPoint Energy	90,466	1,017,742
CenturyTel	39,500	1,287,700
Cinergy	53,300	2,147,457
Citizens Communications	98,600	1,330,114
Consolidated Edison	71,100	3,119,157
Constellation Energy Group	51,700	2,585,000
DTE Energy	51,100 a	2,238,691
Dominion Resources	97,408	6,758,167
Duke Energy	281,088 a	7,530,348
Edison International	95,700	3,107,379
Entergy	65,700	4,567,464
Exelon	194,650	8,613,262
FPL Group	54,500	4,176,880
FirstEnergy	96,902	3,852,824
PG&E	118,500 b	4,147,500
PPL	55,600	3,002,400
Pinnacle West Capital	26,900	1,121,730
Progress Energy	72,569	3,211,178
Public Service Enterprise Group	69,900	3,687,225
Qwest Communications International	533,600 b	2,241,120
SBC Communications	974,298	23,149,320
Southern	217,400	7,341,598
Sprint (FON Group)	432,250	10,300,518
TECO Energy	58,700	939,787
TXU	70,597	4,885,312
Verizon Communications	813,656	28,958,017
Xcel Energy	117,610	2,139,326
		163,494,830
Total Common Stocks
(cost $ 2,381,720,393)		3,234,760,225
	Principal
Short-Term Investments--.4%	Amount($)	Value($)

Repurchase Agreement--.3%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.4%, dated 1/31/2005, due 2/1/2005 in the
amount of $9,000,600 (fully collateralized by
$8,995,000 of various U.S. Government Agency Obligations,
value $9,182,840)	9,000,000	9,000,000
U.S. Treasury Bill--.1%
2.17%, 3/24/2005	2,000,000 c	1,993,600

Total Short-Term Investments
(cost $ 10,993,866)		10,993,600

Investment of Cash Collateral for Securities Loaned--.9%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $29,046,519)	29,046,519 d	29,046,519

Total Investments (cost $2,421,760,778)	100.9%	3,274,800,344

Liabilities, Less Cash and Receivables	(.9%)	(27,854,736)

Net Assets	100.0%	3,246,945,608

a All or a portion of these securities are on loan. At January 31 2005, the total market value of the fund's securities on loan is $28,151,653 and the total market value of the collateral held by the fund is $29,046,519.
b Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form
N-CSR.

Statement of Financial Futures January 31, 2005
		Market Value
		Covered by
	Contracts	Contracts ($)

Financial Futures Long
Standard & Poor's 500	52	15,362,100

		Unrealized
		Depreciation
	Expiration	at 1/31/2005 ($)

	March 2005	(63,475)

Dreyfus International Stock Index Fund Statement of Investments January 31, 2005 (Unaudited)
Common Stocks--97.9%	Shares		Value ($)

Australia--5.1%
AMP	29,264		173,034
AXA Asia Pacific	11,966		38,761
Alumina	18,454		87,093
Amcor	13,972		76,876
Ansell	2,300		16,327
Aristocrat Leisure	5,262		44,652
Australia & New Zealand Banking	29,125		464,725
Australian Gas Light	7,528		80,215
Australian Stock Exchange	1,805		29,263
BHP Billiton	57,240		721,707
BlueScope Steel	12,069		86,608
Boral	9,345		52,142
Brambles Industries	15,370		87,307
CFS Gandel Retail Trust (Units)	25,706		31,873
CSL	3,254		78,046
CSR	13,310		25,890
Centro Properties	12,327		51,012
Coca-Cola Amatil	6,681		40,643
Cochlear	761		15,304
Coles Myer	17,422		125,291
Commonwealth Bank of Australia	19,999		519,500
Commonwealth Property Office Fund	23,240		22,332
Computershare	5,800		26,609
DB PREEF Trust	35,966	a	35,955
Foster's	31,573		127,476
Futuris	7,437		12,910
General Property Trust (Units)	33,040		99,089
Harvey Norman	7,600		17,374
ING Industrial Fund (Units)	9,200		14,687
Iluka Resources	3,328		16,145
Insurance Australia	25,195		126,912
Investa Property	22,018		36,685
James Hardie Industries	7,823		41,831
John Fairfax	15,266		52,172
Leighton	1,803		16,962
Lend Lease	5,980		63,257
Lion Nathan	5,126		32,574
Macquarie Bank	3,476		131,589
Macquarie Goodman Industrial Trust	26,823		49,472
Macquarie Infrastructure	30,742		90,768
Mayne	11,000		39,127
Mirvac	10,961		40,008
National Australia Bank	24,484		562,196
Newcrest Mining	5,451		71,981
OneSteel	7,634		16,387
Orica	4,313		64,207
Origin Energy	10,044		54,252
Pacific Brands	7,100		17,055
PaperlinX	7,150		25,156
Patrick	7,868		37,986
Perpetual Trustees Australia	550		28,514
Publishing & Broadcasting	1,860		23,610
QBE Insurance	10,811		127,764

Qantas Airways	14,627		40,353
Rinker	14,904		129,358
Rio Tinto	4,914		163,368
Santos	8,800		63,286
Sonic Healthcare	4,210		36,279
Southcorp	9,724	a	33,307
Stockland	20,088		91,379
Suncorp-Metway	8,523		123,181
TABCORP	8,087		111,052
Telstra	33,929		129,889
Toll	3,914		40,068
Transurban	8,601		54,989
WMC Resources	18,344		101,642
Wesfarmers	5,932		180,662
Westfield	22,989	a	303,573
Westpac Banking	28,497		424,008
Woodside Petroleum	7,379		118,085
Woolworths	16,349		184,850
			7,298,640

Austria--.3%
Bank Austria Creditanstalt	550		47,785
Boehler-Uddeholm	100		12,957
Erste Bank der oesterreichischen Sparkassen	1,914		94,560
Flughafen Wien	140		10,083
Immofinanz Immobilien Anlagen	3,887	a	35,975
Mayr-Melnhof Karton	60		9,869
OMV	272		84,706
Oesterreichische Elektrizitaetswirtschafts, Cl. A	87		18,939
RHI	200	a	5,923
Telekom Austria	4,528		84,996
VA Technologie	150	a	12,563
voestalpine	380		28,780
Wienerberger	1,063		49,053
			496,189
Belgium--1.3%
Agfa Gevaert	1,621		55,151
Barco	180		16,425
Bekaert	240		19,084
Belgacom	2,580		106,578
Cofinimmo	70		11,105
Colruyt	250		42,039
Colruyt (Rights)	250	a	342
Compagnie Maritime Belge	250		7,254
Delhaize	1,107		81,531
Dexia	9,835		219,742
Electrabel	433		190,780
Euronav	300		7,587
Fortis	18,702		504,645
Groupe Bruxelles Lambert	1,099		91,543
InBev	2,736		101,467
KBC Bankverzekeringsholding	1,719		132,767
Mobistar	481	a	42,480
Omega Pharma	300		14,329
S.A. D'Ieteren	35		7,227
Solvay	1,005		107,753
UCB	1,451		71,005
Umicore	360		32,099
			1,862,933

Denmark--.8%
A P Moller-Maersk	18		147,569
Bang & Olufsen, Cl. B	250		16,795
Carlsberg, Cl. B	500		23,693
Coloplast, Cl. B	400		21,231
DSV	400		28,554
Danisco	780		46,184
Danske Bank	6,909		201,818
East Asiatic	300		15,109
FLS Industries, Cl. B	500	a	9,372
GN Store Nord	3,350		36,091
H. Lundbeck	1,100		22,112
ISS	732		41,803
Kobenhavns Lufthavne	75		16,397
NKT	200		6,078
Novo Nordisk, Cl. B	4,166		221,856
Novozymes, Cl. B	825		39,454
TDC	2,884		119,735
Topdanmark	400	a	28,414
Vestas Wind Systems	2,400	a,b	28,799
William Demant	400	a	19,410
			1,090,474

Finland--1.4%
Amer	1,140		18,709
Elisa	2,050	a	34,740
Fortum	6,047		107,991
KCI Konecranes	200		8,966
Kesko, Cl. B	840		21,604
Kone, Cl. B	635		49,376
Metso	1,410		21,321
Nokia	74,423		1,139,916
Nokian Renkaat	150		21,557
Orion, Cl. B	1,000		16,385
Outokumpu	1,440		25,510
Pohjola, Cl. D	860		9,663
Rautaruukki	1,100		11,615
Sampo, Cl. A	5,553		73,472
Stora Enso, Cl. R	9,835		141,666
TietoEnator	1,203		35,205
UPM-Kymmene	8,284		175,369
Uponor	1,000		18,380
Wartsila, Cl. B	1,050		23,816
			1,955,261

France--9.0%
Accor	2,998		131,154
Air France-KLM	1,800		32,967
Alcatel	19,185	a	275,345
Alstom	66,048	a	61,129
Atos Origin	701	a	45,004
Autoroutes du Sud de la France	1,111		60,464
Axa	22,695		550,855
BNP Paribas	12,716		917,478
Bouygues	3,153		123,508
Business Objects	950	a	23,381
CNP Assurances	592		42,289
Cap Gemini	1,993	a	64,560
Carrefour	9,177		473,124
Casino Guichard-Perrachon	483	b	39,382

Compagnie de Saint-Gobain	4,993		308,314
Compagnie Generale des Etablissements Michelin, Cl. B	2,266		146,599
Credit Agricole	10,652		317,282
Dassault Systemes	913		42,476
Essilor International	1,558		110,686
European Aeronautic Defence and Space	3,832		117,138
France Telecom	23,660	a	742,367
Gecina	440		45,139
Groupe Danone	3,872		360,885
Hermes International	145		28,447
Imerys	515		43,032
Klepierre	340		29,562
L'Air Liquide	1,754		301,580
L'Oreal	4,883		365,683
LVMH Moet Hennessy Louis Vuitton	3,850		267,495
Lafarge	2,685		276,853
Lagardere S.C.A.	1,992		150,347
PSA Peugeot Citroen	2,684		166,994
Pernod-Ricard	836		118,349
Pinault-Printemps-Redoute	1,067		112,453
Publicis	2,113		66,519
Renault	2,913		238,087
Sagem	1,280		25,779
Sanofi-Aventis	15,659		1,168,604
Schneider Electric	3,484		266,136
Societe BIC	450		24,631
Societe Generale	5,336		531,419
Societe Television Francaise 1	1,896		61,689
Sodexho Alliance	1,536		45,892
Suez	12,904		347,186
Technip	309		51,759
Thales	1,241		56,587
Thomson	3,787		96,065
Total	9,364		2,007,960
Unibail	675		80,335
Valeo	1,190		48,491
Veolia Environnement	4,160		148,692
Vinci	1,153		165,329
Vivendi Universal	16,310	a	516,002
Zodiac	560		25,396
			12,864,879
Germany--6.4%
Adidas-Salomon	721		107,755
Allianz	4,924		585,063
Altana	1,123		65,875
BASF	8,353		570,560
Bayer	10,323		327,937
Bayerische Hypo-und Vereinsbank	9,848	a	216,566
Beiersdorf	237		26,878
Celesio	579		44,931
Commerzbank	7,080	a	150,619
Continental	1,930		133,969
DaimlerChrysler	13,769		626,046
Deutsche Bank	7,827		665,738
Deutsche Boerse	1,684		104,710
Deutsche Lufthansa	3,677	a	51,335
Deutsche Post	7,027		162,774
Deutsche Telekom	43,577	a	942,392
Douglas	440		15,601
E.ON	9,948		891,141

Epcos	690	a	8,680
Fresenius Medical Care	565		45,803
HeidelbergCement	1,008		67,801
Hypo Real Estate	2,075	a	82,201
Infineon Technologies	10,060	a	93,370
KarstadtQuelle	709		6,682
Lanxess	1,032	a	19,977
Linde	1,328		84,236
MAN	1,689		69,772
MLP	1,065		18,547
Merck	805		53,307
Metro	2,308		120,645
Muenchener Rueckversicherungs-Gesellschaft	2,948		336,904
Puma	270		66,485
QIAGEN	1,800	a	19,264
RWE	6,299		362,929
SAP	3,287		511,130
Schering	2,598		175,461
Siemens	12,804		1,018,130
Suedzucker	700		14,198
TUI	2,110		49,261
ThyssenKrupp	4,891		104,497
Volkswagen	3,536		169,763
			9,188,933
Greece--.6%
Alpha Bank	3,169		107,405
Coca-Cola Hellenic Bottling	1,478		35,026
Cosmote Mobile Telecommunications	1,800		33,788
EFG Eurobank Ergasias	2,960		95,382
Emporiki Bank of Greece	950		31,058
Folli-Follie	200		6,153
Germanos	370		11,431
Hellenic Duty Free Shops	300		5,749
Hellenic Petroleum	1,600		17,728
Hellenic Technodomiki Tev	1,080		6,054
Hellenic Telecommunications Organization	4,070		72,791
Hyatt Regency Hotels and Tourism	600		7,790
Intracom	1,100		6,137
National Bank of Greece	4,190		141,463
OPAP	2,550		68,143
Piraeus Bank	2,800		51,464
Public Power	1,800		52,418
Technical Olympic	1,000		5,866
Titan Cement	1,000		32,537
Viohalco, Hellenic Copper and Aluminum Industry	1,550		13,982
			802,365
Hong Kong--1.6%
ASM Pacific Technology	2,500		9,343
BOC Hong Kong	58,500		107,626
Bank of East Asia	21,391		63,762
CLP	28,288		160,663
Cathay Pacific Airways	17,000		30,622
Cheung Kong	24,000		220,003
Cheung Kong Infrastructure	8,000		24,103
Esprit	14,000		81,129
Giordano International	20,000		12,372
Hang Lung Properties	31,000		46,302
Hang Seng Bank	12,100		163,662
Henderson Land Development	11,000		52,039
Hong Kong & China Gas	57,772		119,990

Hong Kong Electric	22,500		100,674
Hongkong Exchanges & Clearing	16,000		39,898
Hopewell	10,000		25,321
Hopewell Highway Infrastructure (Warrants)	800	a	205
Hutchison Telecommunications International	23,000	a	20,789
Hutchison Whampoa	33,800		307,671
Hysan Development	9,000		17,193
Johnson Electric	19,900		19,007
Kerry Properties	7,000		14,718
Kingboard Chemical	9,600		21,293
Kingboard Chemical (Warrants)	600	a	289
Li & Fung	24,000		39,539
MTR	19,500		30,625
New World Development	36,191		35,496
Orient Overseas International	3,000		11,269
PCCW	49,207		27,758
SCMP	11,759		5,427
Shangri-La Asia	14,000		18,936
Sino Land	14,664		13,066
SmarTone Telecommunications	4,000		4,616
Sun Hung Kai Properties	21,699		201,692
Swire Pacific, Cl. A	15,500		121,716
Techtronic Industries	15,000		33,558
Television Broadcasts	4,000		19,026
Texwinca	8,000		7,026
Wharf	18,171		58,591
Yue Yuen Industrial	6,800		17,741
			2,304,756

Ireland--.9%
Allied Irish Bank	13,557		269,501
Bank of Ireland	15,199		241,714
CRH	8,337		220,940
DCC	1,145		25,881
Depfa Bank	5,604		98,984
Eircom	6,800	a	16,399
Elan	6,156	a	160,493
Fyffes	4,100		10,689
Grafton	3,695	a	45,132
Greencore	2,474		10,611
Independent News & Media	8,990		25,782
Irish Life & Permanent	4,440		79,582
Kerry, Cl. A	2,091		49,335
Kingspan	1,760		17,230
Ryanair	2,000	a	16,425
Waterford Wedgwood (Units)	21,509	a	1,935
			1,290,633

Italy--4.0%
Alleanza Assicurazioni	7,390		99,993
Assicurazioni Generali	15,324		507,181
Autogrill	1,808	a	28,847
Autostrade	4,079		117,829
Banca Antonveneta	3,664	a	95,715
Banca Fideuram	4,720		25,703
Banca Intesa	51,194		237,740
Banca Intesa (RNC)	14,212		58,728
Banca Monte dei Paschi di Siena	17,648		56,938
Banca Nazionale del Lavoro	27,318	a,b	73,446
Banca Popolare di Milano	6,332		56,086

Banche Popolari Unite Scrl	5,338		108,968
Banco Popolare di Verona e Novara Scri	5,862		112,558
Benetton	730		9,525
Bulgari	1,900		23,418
Capitalia	22,782		103,050
Edison	11,700	a	23,579
Enel	58,544		550,231
Eni	41,544		1,009,443
Fiat	8,317	a	68,953
FinecoGroup	2,228	a	18,210
Finmeccanica	97,127		90,779
Gruppo Editoriale L'Espresso	2,400	b	14,203
Italcementi	1,065		18,006
Luxottica	2,202		47,764
Mediaset	9,349		130,278
Mediobanca	7,399		125,674
Mediolanum	4,030		29,813
Mondadori (Arnoldo) Editore	1,650		18,390
Pirelli & C.	28,626		40,711
Riunione Adriatica di Sicurta	4,785		108,158
SanPaolo IMI	16,647		232,200
Seat Pagine Gialle	57,670		25,184
Snam Rete Gas	14,487		86,019
Telecom Italia	128,092		507,602
Telecom Italia (RNC)	91,139		292,258
Telecom Italia Media	19,085	a	9,367
Telecom Italia Mobile	22,604		157,345
Terna	14,984		41,360
Tiscali	2,550	a	8,609
UniCredito Italiano	70,661		388,705
			5,758,566

Japan--21.5%
ACOM	1,140		80,220
ADERANS	600		13,919
ADVANTEST	1,100		92,079
AEON	9,100		153,052
AEON CREDIT SERVICE	320		22,518
AIFUL	750		85,254
AISIN SEIKI	2,400		56,836
ALL NIPPON AIRWAYS	7,000		26,388
ALPS ELECTRIC	3,000		41,119
AMADA	6,000		35,378
ANRITSU	2,000		15,485
AOYAMA TRADING	800		21,304
ARIAKE JAPAN	320		8,274
ASAHI BREWERIES	6,100		76,239
ASAHI KASEI	18,900		93,536
ASATSU-DK	500		14,547
AUTOBACS SEVEN	400		11,986
Ajinomoto	9,800		118,788
Alfresa	300		11,889
Amano	1,000		9,879
Asahi Glass	12,800		135,108
BANDAI	1,100		23,711
BANK OF FUKUOKA	8,000		51,114
BRIDGESTONE	10,400		204,572
Bank of Yokohama	19,000		119,926
Benesse	900		32,188
CANON	13,500		704,654

CAPCOM	600		5,800
CASIO COMPUTER	3,000		42,076
CHUGAI PHARMACEUTICAL	4,428		69,937
COCA-COLA WEST JAPAN	600		14,296
COMSYS	2,000		18,907
CSK	1,000		45,624
Central Glass	3,000		21,256
Central Japan Railway	16		129,757
Chiba Bank	12,000		79,571
Chubu Electric Power	10,400		246,291
Circle K Sunkus	600		15,746
Citizen Watch	4,000		36,344
Credit Saison	2,200		74,854
DAI NIPPON PRINTING	10,800		170,579
DAICEL CHEMICAL INDUSTRIES	4,000		21,459
DAIDO STEEL	200		694
DAIICHI PHARMACEUTICAL	3,900		90,286
DAIKIN INDUSTIES	3,300		88,995
DAINIPPON INK & CHEMICALS	9,000		22,619
DAINIPPON SCREEN MANUFACTURING	3,000		18,820
DAITO TRUST CONSTRUCTION	1,300		60,190
DENKI KAGAKU KOGYO KABUSHIKI KAISHA	5,600		18,837
DENSO	8,600		223,614
DENTSU	24		60,780
DOWA MINING	4,000		27,529
Daimaru	4,000		34,952
Daiwa House Industry	8,400		97,190
Daiwa Securities	19,000		128,926
EBARA	4,000		18,559
East Japan Railway	55		297,183
Eisai	4,000		129,912
Electric Power Development	2,200		65,710
FANUC	2,200		148,644
FAST RETAILING	900		61,331
FUJI ELECTRIC	7,000		20,096
FUJI SOFT ABC	400		13,146
FUJISAWA PHARMACEUTICAL	4,500		116,137
FUJITSU	27,800		161,767
FamilyMart	900		28,969
Fuji Photo Film	7,300		262,491
Fuji Television Network	6		13,165
Fujikura	5,000		22,329
Furukawa Electric	8,000	a	42,917
GUNZE	3,000		14,006
Goodwill Group	5		13,097
Gunma Bank	6,000		35,494
HANKYU DEPARTMENT STORES	2,000		15,098
HINO MOTORS	4,000		28,689
HIROSE ELECTRIC	500		53,115
HONDA MOTORS	12,060		632,988
HOUSE FOODS	1,020		14,937
HOYA	1,700		175,332
Hitachi	49,900		331,847
Hitachi Cable	3,000		13,716
Hitachi Capital	700		13,803
Hitachi Chemical	1,600		27,390
Hitachi Construction Machinery	1,400		20,042
Hitachi Software Engineering	400		7,702
Hokkaido Electric Power	2,800		55,483
Hokuhoku Financial Group	14,000		37,891

ISHIHARA SANGYO KAISHA	4,000		9,279
ITO EN	400		21,188
ITO YOKADO	5,300		212,605
ITOCHU	21,500		101,832
ITOCHU TECHNO-SCIENCE	500		19,574
Isetan	2,600		30,887
Ishikawajima-Harima Heavy Industries	17,000	a	24,977
JAFCO	400		27,065
JAPAN TOBACCO	15		159,490
JFE Holdings	8,560		237,054
JGC	3,000		28,766
JS	4,024		73,358
JSR	2,900		61,669
Japan Airlines	9,600		28,673
Japan Real Estate Investment	4		34,024
Japan Retail Fund Investment	3		25,373
Joyo Bank	10,462		54,911
KAJIMA	14,800		65,377
KAKEN PHARMACEUTICAL	1,000		6,438
KANDENKO	105		604
KANEBO	600	a	8,032
KANEKA	5,000		55,773
KANSAI PAINT	3,000		18,733
KATOKICHI	600		12,382
KEIO ELECTRIC	8,000		47,634
KEYENCE	540		124,071
KIKKOMAN	3,000		30,129
KINDEN	2,000		14,944
KIRIN BREWERY	11,000		111,430
KOKUYO	1,000		12,537
KOMATSU	14,600		108,524
KOMORI	1,000		15,301
KONAMI	1,200		26,736
KONICA MINOLTA	6,500		81,678
KOYO SEIKO	2,000		27,645
KUBOTA	16,000		85,680
KYOCERA	2,500		180,272
KYOWA HAKKO KOGYO	6,000		46,223
Kamigumi	4,400		36,023
Kansai Electric Power	11,399		221,468
Kao	8,000		186,361
Kawasaki Heavy Industries	17,000		28,099
Kawasaki Kisen Kaisha	7,000		47,567
Keihin Electric Express Railway	6,000		37,698
Kintetsu	24,354		80,509
Kobe Steel	38,000		60,606
Kuraray	6,500		59,939
Kurita Water Industries	1,400		21,205
Kyushu Electric Power	6,400		126,818
LAWSON	900		34,972
LEOPALACE21	1,800		32,884
MABUCHI MOTOR	400		27,413
MAEDA ROAD CONSTRUCTION	200		1,634
MARUHA	400		777
MARUI	4,700		62,830
MEDICEO	1,200		15,021
MEITEC	500		18,510
MINEBEA	5,000		21,797
MITSUBISHI GAS CHEMICAL	5,000		23,585
MITSUBISHI MATERIALS	14,000		31,937

MITSUMI ELECTRIC	900		9,769
MITUSI & CO.	20,400		189,497
MURATA MANUFACTURING	3,500		183,026
Makita	2,000		36,054
Marubeni	20,000		58,383
Matsumotokiyoshi	500		14,789
Matsushita Electric Industrial	35,195		522,882
Matsushita Electric Works	5,000		44,609
Meiji Dairies	4,000		24,436
Meiji Seika Kaisha	4,000		18,636
Millea	23		317,916
Mitsubishi	17,300		203,343
Mitsubishi Chemical	26,200		83,319
Mitsubishi Electric	27,000		133,101
Mitsubishi Estate	16,000		202,446
Mitsubishi Heavy Industries	45,700		124,128
Mitsubishi Logistics	2,000		21,439
Mitsubishi Rayon	7,000		24,223
Mitsubishi Tokyo Financial	73		689,392
Mitsui Chemicals	9,000		52,110
Mitsui Engineering & Shipbuilding	9,000	b	16,442
Mitsui Fudosan	11,000		136,948
Mitsui Mining & Smelting	8,000		37,736
Mitsui O.S.K. Lines	14,000		87,555
Mitsui Sumitomo Insurance	21,230		186,536
Mitsui Trust	8,380		88,778
Mitsukoshi	5,000		25,518
Mizuho Financial	124		598,096
NAMCO	1,100		14,014
NEC	25,800		148,134
NEC Electronics	500		25,325
NGK INSULATORS	5,000		50,602
NGK SPARK PLUG	3,000		30,332
NICHII GAKKAN	320		10,950
NICHIREI	4,000		16,239
NIDEC	800		89,855
NIKON	4,600		60,426
NIPPON MEAT PACKERS	3,000		40,800
NIPPON MINING	11,300		57,235
NIPPON KAYAKU	2,000		11,483
NIPPON SHOKUBAI	2,000		17,302
NIPPON STEEL	96,100		234,084
NIPPON TELEGRAPH & TELEPHONE	82		346,373
NISSAN MOTOR	39,900		422,314
NISSHINBO INDUSTRIES	3,000		23,894
NITTO DENKO	2,600		138,476
NOK	1,400		40,191
NSK	7,000		36,335
NTN	6,000		34,044
NTT Data	20		69,016
NTT DoCoMo	321		558,504
Net One Systems	9		35,407
Nikko Cordial	24,000		113,441
Nintendo	1,650		187,241
Nippon Building Fund	5		42,144
Nippon Express	12,000		58,808
Nippon Light Metal	5,400		14,093
Nippon Oil	19,800		135,885
Nippon Paper	15		64,811
Nippon Sheet Glass	5,000		21,652

Nippon Yusen Kabushiki Kaisha	14,800		82,258
Nishimatsu Construction	3,000		10,990
Nissan Chemical Industries	3,000		25,286
Nisshin Seifun	3,000		33,725
Nisshin Steel	12,000		28,534
Nissin Food Products	1,200		32,014
Nitori	250		15,683
Nomura	30,000		394,664
Nomura Research Institute	400		39,631
OBAYASHI	9,000		57,677
OBIC	100		20,463
OJI PAPER	12,000		67,740
OKUMARA	3,000		18,878
OLYMPUS	4,000		83,515
OMRON	3,500		84,578
ONWARD KASHIYAMA	2,000		30,815
ORACLE CORPORATION JAPAN	500		25,083
ORIENTAL LAND	800		54,671
ORIX	1,340		177,320
OSAKA GAS	32,000		96,815
Odakyu Electric Railway	10,000		57,803
Oki Electric Industry	8,000	a	35,339
PIONEER	2,500		46,300
Promise	1,400		98,652
Q.P.	1,500		13,267
RICOH	11,000		194,471
RINNAI	500		12,638
ROHM	1,700		154,956
RYOHIN KEIKAKU	400		20,531
Rakuten	89	b	95,491
Resona	72,000	a	146,846
SAIZERIYA	400		6,306
SANDEN	2,000		11,889
SANKYO	700		37,891
SANKYO COMPANY	5,900		131,453
SANYO ELECTRIC	24,000		77,483
SAPPORO	4,000	b	18,559
SECOM	3,000		119,472
SEGA SAMMY	1,092		70,404
SEVEN ELEVEN JAPAN	5,800		176,038
SHIMACHU	700		17,119
SHIMAMURA	300		21,691
SHIMANO	1,000		27,548
SHIMIZU	8,000		39,747
SHIZUOKA BANK	9,400		95,222
SHOWA SHELL SEKIYU	2,100		19,182
SKYLARK	1,000		17,022
SMC	900		105,263
SOFTBANK	3,600		170,509
SONY	14,780		548,598
SUMITOMO	15,000		128,752
SUMITOMO CHEMICAL	22,000		113,982
SUMITOMO HEAVY INDUSTRIES	9,000	a	40,365
SUZUKEN	720		19,139
Sanken Electric	2,000		24,590
Sanwa Shutter	3,200		18,188
Seiko Epson	1,500		62,201
Seino Transportation	3,000		28,244
Sekisui Chemical	7,000		54,806
Sekisui House	8,000		92,794

77 Bank	5,000		36,248
Sharp	15,000		230,100
Shin-Etsu Chemical	5,700		225,895
Shinsei Bank	8,000		48,485
Shionogi & Co.	5,000		63,071
Shiseido	6,000		83,573
Showa Denko	14,000		33,425
Snow Brand Milk Products	1,750	a,b	5,379
Sojitz	2,600	a	11,058
Sompo Japan Insurance	12,000		117,848
Stanley Electric	2,200		33,620
Sumitomo Bakelite	3,000		18,936
Sumitomo Electric Industries	10,800		118,173
Sumitomo Metal Industries	54,000		81,427
Sumitomo Metal Mining	8,000		55,058
Sumitomo Mitsui Financial	65		456,140
Sumitomo Osaka Cement	5,000		12,421
Sumitomo Realty & Development	6,000		83,978
Sumitomo Trust & Banking	19,000		129,109
Suruga Bank	4,000		33,019
T&D	2,850		133,884
TAIHEIYO CEMENT	12,000		31,550
TAISEI	13,000		50,766
TAISHO PHARMACEUTICAL	3,000		63,071
TAIYO NIPPON SANSO	4,000		24,474
TAKARA	3,000	b	25,692
TAKEFUJI	990		69,474
TAKUMA	1,000		7,916
TDK	1,900		132,231
TEIJIN	12,000		49,761
TEIKOKU OIL	3,000		18,849
TERUMO	2,800		81,059
THK	1,500		29,941
TIS	500		22,183
TOBU RAILWAY	12,000		47,325
TODA	3,000		15,543
TOHO	1,900		30,450
TOKYO BROADCASTING SYSTEM	500		8,351
TOKYO GAS	40,000		165,483
TOKYO STYLE	1,000		11,570
TOKYU	14,820		81,796
TOKYU LAND	5,000		23,054
TOPPAN PRINTING	9,000		96,564
TORAY INDUSTRIES	20,000		93,374
TOSHIBA	46,000		186,303
TOSOH	7,000		32,140
TOTO	5,000		45,479
TOYO SEIKAN KAISHA	2,400		46,397
TOYO SUISAN KAISHA	2,000		28,109
TOYOBO	8,200		20,291
TOYODA GOSEI	800		15,852
TOYOTA INDUSTRIES	2,900		70,219
Taiyo Yuden	2,100		22,268
Takashimaya	4,000		38,432
Takeda Pharmaceutical	14,200		675,308
Tohoku Electric Power	6,800		121,073
Tokyo Electric Power	18,472		441,021
Tokyo Electron	2,700		157,634
TonenGeneral Sekiyu	5,000		46,494
Toyota Motor	46,014		1,792,436

Trend Micro	1,500		67,421
UFJ	61	a	364,980
UNI-CHARM	600		27,084
UNIDEN	1,000		19,206
UNY	3,000		35,233
USHIO	2,000		40,694
USS	450		37,277
Ube Industries	10,600		19,365
WACOAL	2,000		22,232
WORLD	500		18,220
West Japan Railway	27		106,742
YAKULT HONSHA	2,000		35,822
YAMADA DENKI	1,300		54,787
YAMAHA	2,400		36,677
YAMATO TRANSPORT	6,400		95,949
YAMAZAKI BAKING	2,000		19,119
YOKOGAWA ELECTRIC	3,900		51,608
Yahoo Japan	30	a	152,240
Yamaha Motor	2,400		39,461
Yamanouchi Pharamaceutical	5,000		182,205
ZEON	3,000		24,822
			30,640,931

Luxembourg--.1%
Arcelor	7,566		168,849
Oriflame Cosmetics	580		13,905
			182,754
Netherlands--4.9%
ABN AMRO	24,999		676,515
ASML	7,650	a	124,951
Aegon	22,134		300,069
Akzo Nobel	4,284		178,869
Cintra Concesiones de Infraestructuras de Transporte	3,202	a	37,983
Corio	708		41,365
DSM	1,251		77,738
Euronext	1,645		52,408
Getronics	7,200	a	16,237
Hagemeyer	9,322	a	22,602
Heineken	3,874		132,612
IHC Caland	521		32,878
ING Groep	29,506		849,253
Koninklijke Ahold	24,477	a	201,971
Koninklijke (Royal) KPN	32,028		307,698
Koninklijke (Royal) Philips Electronics	21,070		550,964
Oce	1,200		18,380
Randstad	660		25,810
Reed Elsevier	11,092		149,650
Rodamco Europe	719		54,501
Royal Dutch Petroleum	33,223		1,929,364
Royal Numico	2,379	a	91,112
STMicroelectronics	9,265	a	154,591
TPG	5,966		163,628
Unilever	9,145		596,048
VNU	3,803		111,095
Vedior	2,679		47,529
Wereldhave	310		31,924
Wolters Kluwer	4,493		81,000
			7,058,745

New Zealand--.2%

Auckland International Airport	3,347		18,804
Carter Holt Harvey	8,850		13,720
Contact Energy	4,100		18,748
Fisher & Paykel Appliances	3,468		9,815
Fisher & Paykel Healthcare	6,500		14,607
Fletcher Building	7,139		33,254
Independent Newspapers	1,500		6,080
NGC	3,200		6,964
Sky City Entertainment	5,800		21,283
Sky Network Television	1,300	a	5,723
Telecom Corporation of New Zealand	30,614		134,110
Tenon	1,240	a	1,914
Tower	5,000	a	7,823
Warehouse	2,700		7,546
Waste Management	1,400		5,894
			306,285

Norway--.6%
DNB NOR	10,807		99,084
Frontline	700		34,927
Norsk Hydro	2,375		180,744
Norske Skogindustrier	1,680		32,921
Orkla	3,058		100,116
Petroleum Geo-Services	370	a	25,741
Schibsted	700		19,226
Ship Finance	80		1,821
Smedvig, Cl. A	400		6,737
Statoil	8,640		131,234
Storebrand	4,350		38,514
Tandberg	2,000		21,721
Telenor	12,857		118,386
Tomra Systems	2,550		13,366
Yara International	3,974	a	46,913
			871,451
Portugal--.4%
Banco BPI	5,214		21,410
Banco Comercial Portugues	29,571		81,720
Banco Espirito Santo	1,834		31,533
Brisa-Auto Estradas de Portugal	5,785		54,145
CIMPOR-Cimentos de Portugal	2,845		15,873
EDP	34,101		100,462
Jeronimo Martins	525	a	7,124
PT Multimedia	780		20,366
Portugal Telecom	12,866		159,329
Sonae	13,560		20,681
			512,643
Singapore--.8%
Allgreen Properties	6,000		3,959
Ascendas Real Estate Investment Trust	15,700		18,898
Capitaland	14,000		19,589
CapitaMall Trust	8,000		9,825
Chartered Semiconductor Manufacturing	14,000	a	8,640
City Developments	7,000		29,299
ComfortDelGro	23,700		21,722
Creative Technology	750		10,174
DBS	18,059		174,344
Datacraft Asia	3,000	a	3,720
Fraser & Neave	3,430		35,000
Haw Par	1,658		5,116
Jardine Cycle & Carriage	1,422		8,689

Keppel	8,500		47,782
Keppel Land	5,000		7,027
Neptune Orient Lines	8,000		16,620
Oversea-Chinese Banking	17,143		143,504
Overseas Union Enterprise	1,000		4,766
Parkway	7,000		6,715
SMRT	8,000		4,546
STATS ChipPAC	15,000	a	8,524
SembCorp Industries	13,037		14,737
SembCorp Logistics	4,000		4,106
SembCorp Marine	7,000		6,330
Singapore Airlines	9,000		64,341
Singapore Exchange	9,000		10,339
Singapore Land	2,000		6,660
Singapore Post	18,000		9,844
Singapore Press	25,075		68,333
Singapore Technologies Engineering	20,000		29,329
Singapore Telecommunications	105,265		164,014
United Overseas Bank	19,112		162,322
United Overseas Land	5,000		6,599
Venture	4,000		38,372
Wing Tai	6,000		3,373
			1,177,158
South Africa--.4%
Anglo American	22,715		527,823

Spain--4.0%
ACS	4,203		105,358
Abertis Infraestructuras	4,088		92,670
Acciona	488		42,812
Acerinox	3,120		47,503
Altadis	4,242		185,133
Amadeus Global Travel Distribution	5,231		49,300
Antena 3 de Television	288	a	22,056
Banco Bilbao Vizcaya Argentaria	51,460		866,682
Banco Popular Espanol	2,511		166,607
Banco Santander Central Hispano	94,798		1,125,758
Corporacion Mapfre	1,777		25,944
Endesa	15,298		348,382
Fomento de Construcciones y Contratas	786		38,217
Gamesa	1,542		22,050
Gas Natural SDG	2,593		74,971
Grupo Ferrovial	1,015		60,704
Iberdrola	12,316		305,036
Iberia Lineas Aereas de Espana	6,314		21,811
Indra Sistemas	2,010		34,402
Industria de Diseno Textil	3,459		97,935
Metrovacesa	665		32,741
NH Hoteles	1,165		15,946
Promotora de Informaciones	1,230		23,938
Repsol-YPF	14,689		375,298
Sacyr Vallehermoso	1,506		24,127
Sociedad General de Aguas de Barcelona	839		17,805
Sogecable	538	a,b	21,250
Telefonica	71,177		1,295,248
Telefonica Publicidad e Informacion	2,277		20,243
Union Fenosa	3,389		91,359
Zeltia	2,069	b	14,753
			5,666,039

Sweden--2.4%
AB SKF, Cl. B	1,597		73,488
Alfa Laval	1,200		19,237
Assa Abloy, Cl. B	4,392		69,463
Atlas Copco, Cl. A	1,865		86,888
Atlas Copco, Cl. B	1,200		51,699
Axfood	420		11,391
Billerud	800		12,824
Capio	1,120	a	14,468
Castellum	600		19,967
D. Carnegie & Co.	870		10,273
Electrolux, Cl. B	4,507		96,118
Elekta, Cl. B	400	a	12,424
Eniro	2,173		21,694
Gambro, Cl. A	2,742		40,227
Gambro, Cl. B	1,300		18,700
Getinge, Cl. B	2,400		31,260
Hennes & Mauritz, Cl. B	7,684		253,507
Hoganas, Cl. B	400		10,305
Holmen, Cl. B	900		30,014
Lundin Petroleum	3,300	a	20,971
Modern Times Group, Cl. B	700	a	18,636
Nordea Bank	35,258		326,760
OMX	1,050	a	12,436
SAS	1,050	a	9,919
SSAB Svenskt Stal, Ser. A	900		21,512
SSAB Svenskt Stal, Ser. B	400		9,332
Sandvik	3,566		145,465
Scania, Cl. B	1,472		58,466
Securitas, Cl. B	4,404		69,653
Skandia Forsakrings	16,860		87,357
Skandinaviska Enskilda Banken, Cl. A	7,329		130,601
Skanska, Cl. B	6,499		75,346
Svenska Cellulosa, Cl. B	3,102		118,767
Svenska Handelsbanken, Cl. A	8,188		193,958
Swedish Match	5,764		69,300
Telefonaktiebolaget LM Ericsson, Cl. B	231,381	a	678,911
Tele2, Cl. B	1,615		55,246
TeliaSonera	30,734		174,199
Trelleborg, Cl. B	1,040		16,746
Volvo, Cl. A	1,622		63,379
Volvo, Cl. B	3,553		144,171
WM-data, Cl. B	5,000		10,806
Wihlborgs Fastigheter	1,323		26,700
			3,422,584

Switzerland--6.6%
ABB	29,361	a	161,566
Adecco	2,076		107,599
Ciba Specialty Chemicals	1,131	a	81,744
Clariant	3,687		60,493
Compagnie Financiere Richemont	8,209		256,941
Credit Suisse	18,175	a	731,741
Geberit	57		42,444
Givaudan	115		72,570
Holcim	2,520		157,434
Kudelski	435	a	16,855
Kuoni Reisen	41		17,421
Logitech International	672	a	41,134
Lonza	651		40,095

Micronas Semiconductor	450	a	20,257
Nestle	6,436		1,687,710
Nobel Biocare	356		62,454
Novartis	37,973		1,821,170
Phonak	600		20,194
Rieter	65		19,689
Roche	11,213		1,194,418
SGS	65		45,968
Schindler	83		30,169
Serono, Cl. B	103		63,741
Straumann	110		23,231
Sulzer	57		22,685
Swatch (Bearer)	553		77,285
Swatch (Reg'd)	920		25,893
Swiss Re	5,168		353,520
Swisscom	418		158,091
Syngenta	1,685	a	181,331
Synthes	731	a	83,771
UBS	17,057		1,384,222
Unaxis	160		17,568
Valora	61		15,526
Zurich Financial Services	2,310	a	384,255
			9,481,185

United Kingdom--24.6%
AMEC	5,236		30,935
ARM	22,841		42,327
Aegis	19,147		37,919
Aggreko	4,440		13,671
Alliance Unichem	3,999		56,569
Amvescap	12,093		79,374
Arriva	2,750		28,527
Associated British Ports	5,399		47,275
AstraZeneca	26,588		997,938
Aviva	36,245		434,097
BAA	16,874		198,595
BAE Systems	48,152		222,962
BBA	7,305		44,503
BG	56,663		386,610
BHP Billiton	39,527		489,806
BOC	7,875		145,857
BP	346,015		3,413,197
BPB	8,194		80,017
BT	136,926		537,173
Balfour Beatty	6,400		39,593
Barclays	103,016		1,130,817
Barratt Developments	4,062		46,581
Bellway	1,579		25,314
Berkeley	1,555		24,372
Boots	12,008		150,951
Brambles Industries	11,586		59,985
British Airways	8,441	a	42,309
British American Tobacco	25,904		449,489
British Land	8,189		132,984
British Sky Broadcasting	19,831		211,328
Bunzl	7,178		60,043
Cable & Wireless	37,990		88,133
Cadbury Schweppes	33,267		298,352
Capita	10,956		74,081
Carnival	2,683		161,123

Cattles	5,170		38,029
Centrica	60,113		264,457
Close Brothers	1,734		26,197
Cobham	1,785		44,979
Compass	33,995		154,524
Cookson	26,800	a	18,071
Corus	63,020	a	63,888
Daily Mail and General Trust	4,818		64,746
Davis Service	3,572		29,172
De La Rue	2,707		19,159
Diageo	48,830		666,331
Dixons	31,651		94,620
EMAP	4,108		65,936
EMI	12,642		63,127
Electrocomponents	6,726		38,311
Enterprise Inns	5,762		81,019
Exel	4,762		71,943
FKI	8,710		20,699
FirstGroup	6,290		43,688
Friends Provident	31,584		95,164
GKN	11,793		54,105
GUS	15,909		289,259
George Wimpey	6,559		51,834
GlaxoSmithKline	93,911		2,081,225
Great Portland Estates	1,720		10,835
Group 4 Securicor	18,365		46,415
HBOS	62,142		992,149
HMV	5,431		26,658
HSBC	176,600		2,926,154
Hammerson	4,417		70,604
Hanson	11,695		109,242
Hays	27,738		65,003
Hilton	25,022		139,458
ICAP	7,863		42,341
IMI	5,185		39,802
ITV	65,690		144,651
Imperial Chemical Industries	18,930		84,261
Imperial Tobacco	11,717		307,624
Inchcape	1,275		48,697
InterContinental Hotels	10,268		129,271
International Power	24,353	a	77,166
Intertek	2,193		30,194
Invensys	97,963	a	36,030
Johnson Matthey	3,664		69,003
Kelda	6,007		68,262
Kesa Electricals	8,544		51,487
Kidde	13,130		40,800
Kingfisher	36,781		211,586
Land Securities	7,352		190,943
Legal & General	102,412		222,133
Liberty International	3,854		70,510
Lloyds TSB	89,405		836,810
LogicaCMG	12,119		40,344
London Stock Exchange	4,308		46,517
MFI Furniture	9,710		24,495
Man	4,417		113,300
Marconi	2,864	a	34,031
Marks & Spencer	25,950		176,689
Meggit	7,362		38,254
Misys	8,027		32,626

Mitchells & Butlers	8,756	53,714
National Express	2,380	40,423
National Grid Transco	49,466	481,650
Next	4,172	123,619
Novar	6,100	21,860
Pearson	12,665	147,147
Peninsular and Oriental Steam Navigation	11,775	68,292
Persimmon	4,390	59,533
Pilkington	17,642	39,597
Premier Farnell	5,140	16,965
Provident Financial	3,853	50,143
Prudential	37,900	328,823
Punch Taverns	4,029	50,876
RMC	3,627	57,874
Rank	9,588	48,465
Reckitt Benckiser	9,312	276,974
Reed Elsevier	20,043	182,400
Rentokil Initial	29,847	85,568
Reuters	22,599	169,750
Rexam	9,083	77,905
Rio Tinto	17,086	531,727
Rolls-Royce	24,260	119,425
Royal & Sun Alliance Insurance	46,157	74,651
Royal Bank of Scotland	50,042	1,662,106
SABMiller	12,597	193,281
SSL International	2,600	16,183
Sage	21,133	78,721
Sainsbury (J)	21,548	115,016
Schroders	1,845	26,064
Scottish & Newcastle	12,764	105,385
Scottish & Southern Energy	13,500	226,488
Scottish Power	29,266	232,662
Serco	6,722	31,537
Severn Trent	5,487	95,418
Shell Transport & Trading	153,626	1,343,010
Signet	27,784	58,168
Slough Estates	6,702	64,625
Smith & Nephew	14,760	144,484
Smiths	8,869	140,765
Stagecoach	11,495	25,475
Tate & Lyle	6,102	50,640
Taylor Woodrow	9,825	53,091
Tesco	123,690	719,122
3i	9,708	127,989
Tomkins	12,848	65,549
Trinity Mirror	4,719	60,301
Unilever	44,343	421,522
United Business Media	5,400	55,100
United Utilities	8,843	106,828
United Utilities, Cl. A	4,746	41,020
Vodafone	1,054,247	2,724,129
WPP	17,782	193,686
Whitbread	4,901	81,438
William Hill	6,479	70,937
Wolseley	9,230	191,235
Yell	11,080	95,608
		35,042,599

Total Common Stocks
(cost $107,742,743)		139,803,826

Preferred Stocks--.2%

Germany--.2%
Fresenius Medical Care	400		23,219
Henkel KGaA	945		84,690
Porsche	130		84,731
ProSiebenSat.1 Media	1,125		20,707
RWE	546		26,619
Volkswagen	1,687		60,079
			300,045
New Zealand --.0%
Tenon	3,250	a	5,015

Total Preferred Stocks
(cost $242,254)			305,060

Other Investments--3.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,600,000)	4,600,000	c	4,600,000

	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)

U.S.Treasury Bill;
2.15%, 3/17/2005
(cost $259,317)	260,000	d	259,314

Investment of Cash Collateral for Securities Loaned--.2%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $216,614)	216,614	c	216,614

Total Investments (cost $113,060,928)	101.7%		145,184,814

Liabilities, Less Cash and Receivables	(1.7%)		(2,449,899)

Net Assets	100.0%		142,734,915

a	Non-income producing.
b	All or a portion of these securities are on loan. At January 31, 2005, the total market value of the portfolio's securities on loan is $207,584 and the total market value of the collateral held by the portfolio is $216,614.
c	Investments in affiliated money market mutual funds.
d	Partially held by the broker in a segregated account as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS INTERNATIONAL STOCK INDEX
Statement of Financial Futures
January 31, 2005 (Unaudited)

Market Value		Unrealized
Covered by		Appreciation
Contracts Contracts ($)	Expiration	at 1/31/2005 ($)

Financial Futures Long
DJ Euro STOXX 50	27	1,053,764	March 2005	15,627
Financial Times 100	10	910,232	March 2005	6,313
TOPIX	5	551,689	March 2005	2,130
				24,070
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)